Taxation - Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corporation tax
Current year	£ 423.0	£ 404.2	£ 383.0
Prior years	(63.4)	(108.1)	(97.2)
Corporation tax	359.6	296.1	285.8
Deferred tax
Current year	(78.3)	(41.5)	(207.4)
Prior years	(6.3)	1.4	4.6
Deferred tax	(84.6)	(40.1)	(202.8)
Tax charge	£ 275.0	£ 256.0	£ 83.0